Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Reporting entity [Abstract]
Disclosure of closing and average exchange rates for the most significant foreign currencies

Closing rates for the most significant foreign currencies relative to CHF:

Currency		Geographical area	Reporting entities	December 31, 2017	December 31, 2016	December 31, 2015
CHF	Swiss Franc	Switzerland	3	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9725	1.0196	1.0014
EUR	Europe	Europe	1	1.1713	1.0723	1.0875

Average exchange rates for the year for the most significant foreign currencies relative to CHF:

Currency		Geographical area	Reporting entities	2017	2016	2015
CHF	Swiss Franc	Switzerland	3	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9849	0.9855	0.9613
EUR	Europe	Europe	1	1.1116	1.0901	1.0659

Disclosure of applicable estimated useful lives	The applicable estimated useful lives are as follows:
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years
Leasehold improvements	5 years